Other Liabilities - Schedule of detailed information about sensitivity analysis for actuarial assumptions (Detail) - Natura Cosmticos SA [Member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	7.02%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 110,383
Decreased Actuarial Assumption Percentage	7.02%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 165,801
Rate of compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	6.97%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 164,501
Decreased Actuarial Assumption Percentage	6.97%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 110,866